Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli 787 Fund, Inc.
Entity Central Index Key	0001394166
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000085566
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class AAA
Trading Symbol	EAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	$99	1.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
3/15	10,000	10,000	10,000	10,000
3/16	10,143	10,178	10,001	10,419
3/17	10,966	11,926	10,009	9,996
3/18	11,391	13,594	10,073	10,150
3/19	11,587	14,885	10,249	10,950
3/20	9,859	13,846	10,418	11,061
3/21	13,124	21,649	10,423	12,124
3/22	13,269	25,037	10,424	12,527
3/23	12,541	23,101	10,670	11,971
3/24	13,164	30,004	11,206	12,926
3/25	14,375	32,480	11,735	13,912

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	3.37%	9.20%	7.83%	3.70%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper U.S. Treasury Money-Market Fund Average	2.14%	4.72%	2.41%	1.61%
S&P Merger Arbitrage Index	2.26%	7.63%	4.69%	3.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 49,079,195
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 149,232
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$49,079,195 Number of Portfolio Holdings197 Portfolio Turnover Rate44% Management Fees$149,232
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Fox Corp.	5.0%
Vulcan Materials Co.	4.2%
Intra-Cellular Therapies Inc.	3.8%
United States Cellular Corp.	3.2%
Myers Industries Inc.	2.7%
Atlanta Braves Holdings Inc.	2.7%
SurModics Inc.	2.1%
TEGNA Inc.	2.1%
Millicom International Cellular SA	2.0%
TXNM Energy Inc.	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	97.9%
U.S. Government Obligations	1.0%
Rights	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	17.0%
Health Care	12.0%
Entertainment	10.0%
Telecommunications	8.5%
Building and Construction	6.4%
Financial Services	6.3%
Wireless Communications	6.2%
Diversified Industrial	5.8%
Other Industry sectors	27.4%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000049132
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class C
Trading Symbol	EMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	$136	2.69%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.69%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
3/15	10,000	10,000	10,000	10,000	10,000
3/16	10,065	9,965	10,178	10,001	10,419
3/17	10,801	10,594	11,926	10,009	9,996
3/18	11,131	10,812	13,594	10,073	10,150
3/19	11,235	10,805	14,885	10,249	10,950
3/20	9,499	9,044	13,846	10,418	11,061
3/21	12,541	11,849	21,649	10,423	12,124
3/22	12,589	11,777	25,037	10,424	12,527
3/23	11,806	10,934	23,101	10,670	11,971
3/24	12,304	11,285	30,004	11,206	12,926
3/25	13,333	12,116	32,480	11,735	13,912

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	2.95%	8.36%	7.01%	2.92%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	1.95%	7.36%	7.01%	2.92%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper U.S. Treasury Money-Market Fund Average	2.14%	4.72%	2.41%	1.61%
S&P Merger Arbitrage Index	2.26%	7.63%	4.69%	3.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 49,079,195
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 149,232
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$49,079,195 Number of Portfolio Holdings197 Portfolio Turnover Rate44% Management Fees$149,232
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Fox Corp.	5.0%
Vulcan Materials Co.	4.2%
Intra-Cellular Therapies Inc.	3.8%
United States Cellular Corp.	3.2%
Myers Industries Inc.	2.7%
Atlanta Braves Holdings Inc.	2.7%
SurModics Inc.	2.1%
TEGNA Inc.	2.1%
Millicom International Cellular SA	2.0%
TXNM Energy Inc.	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	97.9%
U.S. Government Obligations	1.0%
Rights	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	17.0%
Health Care	12.0%
Entertainment	10.0%
Telecommunications	8.5%
Building and Construction	6.4%
Financial Services	6.3%
Wireless Communications	6.2%
Diversified Industrial	5.8%
Other Industry sectors	27.4%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000049133
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class Y
Trading Symbol	EMAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
3/15	10,000	10,000	10,000	10,000
3/16	10,166	10,178	10,001	10,419
3/17	11,020	11,926	10,009	9,996
3/18	11,470	13,594	10,073	10,150
3/19	11,699	14,885	10,249	10,950
3/20	9,982	13,846	10,418	11,061
3/21	13,342	21,649	10,423	12,124
3/22	13,573	25,037	10,424	12,527
3/23	12,934	23,101	10,670	11,971
3/24	13,689	30,004	11,206	12,926
3/25	15,088	32,480	11,735	13,912

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	3.85%	10.22%	8.61%	4.20%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper U.S. Treasury Money-Market Fund Average	2.14%	4.72%	2.41%	1.61%
S&P Merger Arbitrage Index	2.26%	7.63%	4.69%	3.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 49,079,195
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 149,232
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$49,079,195 Number of Portfolio Holdings197 Portfolio Turnover Rate44% Management Fees$149,232
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Fox Corp.	5.0%
Vulcan Materials Co.	4.2%
Intra-Cellular Therapies Inc.	3.8%
United States Cellular Corp.	3.2%
Myers Industries Inc.	2.7%
Atlanta Braves Holdings Inc.	2.7%
SurModics Inc.	2.1%
TEGNA Inc.	2.1%
Millicom International Cellular SA	2.0%
TXNM Energy Inc.	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	97.9%
U.S. Government Obligations	1.0%
Rights	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	17.0%
Health Care	12.0%
Entertainment	10.0%
Telecommunications	8.5%
Building and Construction	6.4%
Financial Services	6.3%
Wireless Communications	6.2%
Diversified Industrial	5.8%
Other Industry sectors	27.4%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000049130
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class A
Trading Symbol	EMAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	$99	1.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
3/15	10,000	10,000	10,000	10,000	10,000
3/16	10,122	9,540	10,178	10,001	10,419
3/17	10,922	9,702	11,926	10,009	9,996
3/18	11,321	9,478	13,594	10,073	10,150
3/19	11,488	9,065	14,885	10,249	10,950
3/20	9,761	7,260	13,846	10,418	11,061
3/21	12,979	9,098	21,649	10,423	12,124
3/22	13,117	8,666	25,037	10,424	12,527
3/23	12,399	7,720	23,101	10,670	11,971
3/24	13,021	7,642	30,004	11,206	12,926
3/25	14,221	7,866	32,480	11,735	13,912

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	3.40%	9.22%	7.82%	3.58%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	(2.54)%	2.94%	6.55%	2.97%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper U.S. Treasury Money-Market Fund Average	2.14%	4.72%	2.41%	1.61%
S&P Merger Arbitrage Index	2.26%	7.63%	4.69%	3.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 49,079,195
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 149,232
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$49,079,195 Number of Portfolio Holdings197 Portfolio Turnover Rate44% Management Fees$149,232
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Fox Corp.	5.0%
Vulcan Materials Co.	4.2%
Intra-Cellular Therapies Inc.	3.8%
United States Cellular Corp.	3.2%
Myers Industries Inc.	2.7%
Atlanta Braves Holdings Inc.	2.7%
SurModics Inc.	2.1%
TEGNA Inc.	2.1%
Millicom International Cellular SA	2.0%
TXNM Energy Inc.	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	97.9%
U.S. Government Obligations	1.0%
Rights	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	17.0%
Health Care	12.0%
Entertainment	10.0%
Telecommunications	8.5%
Building and Construction	6.4%
Financial Services	6.3%
Wireless Communications	6.2%
Diversified Industrial	5.8%
Other Industry sectors	27.4%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends